13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income And Social Contribution Taxes
Taxable income from foreign subsidiaries, before taxes	R$ 1,066.1	R$ (446.7)	R$ (950.3)
Current income tax credit from foreign subsidiaries	(6.7)	(42.5)	(53.1)
Deferred income tax from foreign subsidiaries	R$ (247.9)	R$ (37.5)	R$ 259.9